Impairment charges net of reversals - (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of impairment loss recognised or reversed for cash-generating unit [abstract]
Summary of impairment charges net of reversals

	Note	Pre-tax amount 2021 US$m	Taxation 2021 US$m	Non-controlling interest 2021 US$m	Net amount 2021 US$m	Pre-tax amount 2020 US$m	Pre-tax amount 2019 US$m
Aluminium – Kitimat		(269)	72	—	(197)	—	—
Aluminium – Pacific Aluminium		—	—	—	—	(489)	—
Aluminium – Sohar		—	—	—	—	(220)	—
Aluminium – ISAL		—	—	—	—	(93)	(109)
Minerals – Diavik		—	—	—	—	(441)	—
Copper – Oyu Tolgoi		—	—	—	—	—	(2,240)
Aluminium - Yarwun alumina refinery		—	—	—	—	—	(1,138)
Total impairment charges net of reversals		(269)	72	—	(197)	(1,243)	(3,487)

Allocated as:
Intangible assets	13	—				(4)	(1)
Property, plant and equipment	14	(269)				(900)	(3,486)
Investment in equity accounted units (“EAUs”)		—				(339)	—
Total impairment charges net of reversals		(269)				(1,243)	(3,487)
Comprising:
Impairment charges of consolidated balances					(269)	(904)	(3,487)
Impairment charges related to EAUs (pre-tax)					—	(368)	—
Total impairment charges net of reversals					(269)	(1,272)	(3,487)
Taxation (including related to EAUs)					72	157	323
Non-controlling interests					—	—	1,506
Total impairment charges net of reversals in the income statement					(197)	(1,115)	(1,658)